Statements of Stockholders' Equity (Deficit) - USD ($)	Stock to be Issued for Cash from Warrant Exercises [Member] Common Stock Warrants To Be Issued [Member]	Stock to be Issued for Cash from Warrant Exercises [Member]	Stock to be Issued for Cash [Member] Common Stock To Be Issued [Member]	Stock to be Issued for Cash [Member]	Stock Issued for Cash from Warrant Exercises at $5.00 [Member] Common Stock [Member]	Stock Issued for Cash from Warrant Exercises at $5.00 [Member] Additional Paid-in Capital [Member]	Stock Issued for Cash from Warrant Exercises at $5.00 [Member]	Stock Issued for Cash from Warrant Exercises at $10.00 [Member] Common Stock [Member]	Stock Issued for Cash from Warrant Exercises at $10.00 [Member] Additional Paid-in Capital [Member]	Stock Issued for Cash from Warrant Exercises at $10.00 [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member] Common Stock [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member] Additional Paid-in Capital [Member]	Stock Issued for Conversion of Note Payable and Accrued Interest [Member]	Warrants Issued with Private Placement [Member] Additional Paid-in Capital [Member]	Warrants Issued with Private Placement [Member]	Common Stock Issued for Uplift [Member] Common Stock [Member]	Common Stock Issued for Uplift [Member] Additional Paid-in Capital [Member]	Common Stock Issued for Uplift [Member]	Warrants Exercisable at $20.00 [Member] Additional Paid-in Capital [Member]	Warrants Exercisable at $20.00 [Member]	Warrants Issued for Up-Listing [Member] Additional Paid-in Capital [Member]	Warrants Issued for Up-Listing [Member]	Stock-Related Admin Fees [Member] Additional Paid-in Capital [Member]	Stock-Related Admin Fees [Member]	Uplist Costs [Member] Additional Paid-in Capital [Member]	Uplist Costs [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Retained Earnings [Member]	Series B Preferred Stock [Member]	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Common Stock [Member]	Common Stock To Be Issued [Member]	Common Stock Warrants To Be Issued [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2013																															$ 10	$ 37	$ 350	$ 1,500	$ 0	$ 13,727,123	$ (18,651,112)	$ (4,922,092)
Balance (in Shares) at Dec. 31, 2013																															100,000	375,000	3,500,290
Valuation of the vested portion of employee and non-employee stock options																																				147,096		147,096
Valuation of warrants																																				209,576		$ 209,576
Conversion of preferred series B stock to common stock (in Shares)																																						6,800
Valuation of the vested portion of non-employee stock grants																																	$ 5			1,049,995		$ 1,050,000
Valuation of the vested portion of non-employee stock grants (in Shares)																																	50,000
Common stock to be issued for cash from warrant exercises	$ 480	$ 24,000			$ 0	$ 24,000	$ 24,000	$ 0	$ 20,000	$ 20,000
Common stock to be issued for cash from warrant exercises (in Shares)					4,800			2,000
Common stock issued in conversion of notes payable and accrued interest											$ 5	$ 215,480	$ 215,485
Common stock issued in conversion of notes payable and accrued interest (in Shares)											43,097																											43,097
Capital contributed/co-founders' forfeiture of contractual compensation																																				79,000		$ 79,000
Common stock issued for services																																	$ 1			59,999		60,000
Common stock issued for services (in Shares)																																	12,000
Common stock issued for cash			$ 330	$ 16,500																													$ 43			2,084,072		2,084,115
Common stock issued for cash (in Shares)																																	424,862
Series B Preferred stock - cumulative dividends																														$ 105,000						105,000	(105,000)
Accretion of Beneficial Conversion Feature on Preferred Shares dividends issued in kind																																				(71,307)	71,307
Net loss																																					(4,223,467)	(4,223,467)
Balance at Dec. 31, 2014																															$ 10	$ 37	$ 404	18,000	24,000	17,650,034	(22,908,272)	(5,215,787)
Balance (in Shares) at Dec. 31, 2014																															100,000	375,000	4,037,049
Valuation of the vested portion of employee and non-employee stock options																																				182,114		182,114
Valuation of Beneficial Conversion Feature (BCF) on 2015 convertible promissory notes																																				976,505		976,505
Valuation of warrants														$ 214,162	$ 214,162				$ 130,231	$ 130,231	$ 34,338	$ 34,338														114,757		114,757
Conversion of preferred series B stock to common stock																																$ (37)	$ 23	9		5
Conversion of preferred series B stock to common stock (in Shares)																																(375,000)	225,000
Common stock to be issued for cash from warrant exercises																											$ 6	$ 374,994		375,000			$ 2	(15,000)	(24,000)	180,988		141,990
Common stock to be issued for cash from warrant exercises (in Shares)																											60,000						21,298
Common stock issued in conversion of notes payable and accrued interest																																	$ 90	238,997		3,331,792		3,570,879
Common stock issued in conversion of notes payable and accrued interest (in Shares)																																	897,792
Capital contributed/co-founders' forfeiture of contractual compensation																																				79,000		79,000
Common stock issued for services																																	$ 4	458,115		248,996		$ 707,115
Common stock issued for services (in Shares)																																	32,933
Stock Issued																							$ (4,146)	$ (4,146)	$ (1,288,038)	$ (1,288,038)
Stock Issued																$ 303	$ 10,569,413	$ 10,569,716									$ 6	209,394		209,400
Stock Issued (in Shares)																3,028,572											60,000
Preferred series B stock interest																												12,658		12,658
Common stock issued for cash (in Shares)																																						4,325,854
Series B Preferred stock - cumulative dividends																												78,534	$ (78,534)	91,192
Accretion of Beneficial Conversion Feature on Preferred Shares dividends issued in kind																												$ (52,500)	52,500
Series B preferred stock - dividend payment																													$ (638,595)	$ (638,595)
Reverse split adjustment (in Shares)																																	259
Net loss																																					(6,414,230)	$ (6,414,230)
Balance at Dec. 31, 2015																															$ 10	$ 0	$ 837	$ 700,121	$ 0	$ 33,043,232	$ (29,987,131)	$ 3,757,069
Balance (in Shares) at Dec. 31, 2015																															100,000	0	8,362,903